UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

153 EAST 53RD STREET, 55TH FLOOR, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen Levithan, Esq. Lowenstein Sandler, PC 65 Livingston Avenue Rosedale, NJ 07068-1791
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 207-6500

Date of fiscal year end:	DECEMBER 31, 2005

Date of reporting period:	MARCH 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-1 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SPECIAL SITUATIONS FUND III, L.P.
 (A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2006

		Fair
Shares	Common Stocks	Value

	Aerospace 0.16%
78,302	SPACEHAB, Incorporated (a)	$72,821

	Automotive Components 2.53%
102,313	Amerigon Incorporated (a)	794,972
22,375	Rush Enterprises, Inc. - Class A	393,353
		1,188,325

	Biotechnology 7.57%
18,360	Combinatorx, Inc. (Restricted)	188,190
25,919	Cyclacel Pharmaceuticals, Inc.	206,865
40,295	Isis Pharmaceuticals, Inc.	363,058
89,127	La Jolla Pharmaceutical Company	443,855
103,027	Medivation, Inc.	437,865
135,732	Memory Pharmaceuticals Corporation	375,638
35,587	Metabasis Therapeutics, Inc.	323,485
18,866	Panacos Pharmaceuticals, Inc.	142,627
72,210	Sangamo BioSciences, Inc.	429,650
47,700	Tercica, Inc.	319,590
58,353	YM Biosciences, Inc.	321,525
		3,552,348

	Building Materials 0.41%
9,928	L.B. Foster Company	192,901

	Casino - Services 0.00%
23	Trans World Corporation	65

	Communication Equipment - Software 2.78%
303,439	ION Networks, Inc. (a)	60,688
122,015	MetaSolv, Inc.	373,366
51,195	PC-Tel, Inc.	487,376
180,369	Vertical Communication, Inc. (a)	135,277
330,340	Vertical Communication, Inc. (Restricted) (a)	247,755
		1,304,462

	Communication Products - Equipment 2.62%
42,363	Centillium Communications, Inc.	162,250
165,009	NMS Communications Corporation	622,084
5,818	RADVision, Ltd. (Israel)	103,851
109,772	Tut Systems, Inc.	341,391
		1,229,576

	Computer Equipment 0.75%
24,117	Optimal Group, Inc. (Canada)	350,420

SPECIAL SITUATIONS FUND III, L.P.
 (A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2006

		Fair
Shares	Common Stocks (Continued)	Value

	Computer Peripherals 1.03%
18,269	Cambridge Display Technology, Inc. (United Kingdom)	$151,998
20,009	Immersion Corporation	173,678
10,099	Printronix, Inc.	156,030
		481,706

	Computer Services - Software 7.45%
3,965	Aptimus, Inc.	25,614
160,466	ClickSoftware Technologies, Ltd. (Israel) (a)	253,536
1,722	COMSYS IT Prtners, Inc.	18,753
28,390	CryptoLogic, Inc. (Canada)	732,178
60,600	Excapsa Software, Inc.	118,170
40,698	LocatePlus Holdings Corporation (Restricted) (a)	73,256
126,846	Net Perceptions, Inc. (a)	76,108
8,546	Nuance Communications, Inc.	100,928
72,996	ONYX Software Corporation (a)	346,731
56,245	Phoenix Technologies, Ltd.	381,341
110,522	Primal Solutions, Inc.	13,815
137,152	Quovadx, Inc.	437,515
7,757	Stellent, Inc.	91,998
79,032	SumTotal Systems, Inc.	399,112
75,138	SupportSoft, Inc.	332,861
238,778	Unify Corporation (a)	90,736
		3,492,652

	Computer Systems 3.04%
76,136	Adept Technology, Inc. (a)	761,360
30,197	Performance Technologies, Inc.	226,478
56,133	SeaChange International, Inc.	436,153
		1,423,991

	Consumer Services 0.10%
48,489	OneTravel Holdings, Inc. (Restricted) (a)	47,034

	Data Security 0.44%
46,144	Entrust, Inc.	207,648

	Diagnostics 0.53%
75,018	Ciphergen Biosystems, Inc.	119,279
5,010	Curagen Corporation	25,100
10,527	Solexa, Inc.	105,059
		249,438

	Electronic Components 2.70%
58,327	American Technology Corporation	243,748
25,376	Frequency Electronics, Inc.	355,264
27,125	Interlink Electronics, Inc.	83,002
206,684	Tvia, Inc. (a)	582,849
		1,264,863

SPECIAL SITUATIONS FUND III, L.P.
 (A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2006

		Fair
Shares	Common Stocks (Continued)	Value

	Electronic Equipment 0.80%
141,618	Iteris Holdings, Inc. (a)	$373,872

	Electronic Instruments 2.10%
17,218	Axsys Technologies, Inc.	293,567
29,311	Image Sensing Systems, Inc. (a)	359,353
15,123	Metretek Technologies, Inc.	226,089
26,450	TVI Corporation	104,477
		983,486

	Electronic Semiconductor 1.24%
100,072	PSi Technologies Holdings, Inc. (Philippines) (a)	79,057
45,977	ParkerVision, Inc.	501,609
		580,666

	Energy - Oil & Gas 0.87%
20,141	Willbros Group, Inc. (Panama)	409,668

	Energy - Technology 1.13%
131,855	Catalytica Energy Systems, Inc.	200,420
104,510	Quantum Fuel Systems Technologies Worldwide, Inc.	374,146
		574,566

	Entertainment 0.93%
22,286	DTS, Inc.	438,143

	Gold Mining 0.54%
205,536	MK Resources Company (Restricted)	252,809

	Healthcare Services 1.06%
28,996	U.S. Physical Therapy, Inc.	496,122

	Healthcare - Specialized Products & Services 0.73%
25,387	American Dental Partners, Inc.	342,725

	Housing - Construction 1.79%
42,583	Cavalier Homes, Inc.	298,081
27,966	Modtech Holdings, Inc.	244,703
34,618	U.S. Home Systems, Inc. (a)	298,407
		841,191

	Household Furniture - Appliances 0.22%
210,544	Chitaly Holdings Limited (Hong Kong)	105,272

SPECIAL SITUATIONS FUND III, L.P.
 (A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2006

		Fair
Shares	Common Stocks (Continued)	Value

	Information Services 0.62%
141,187	Guideline, Inc.	$162,365
102,800	Pfsweb, Inc.	126,444
		288,809

	Insurance 1.50%
73,250	AmCOMP, Inc.	702,467
16	Renaissance Acceptance Group, Inc.	-
		702,467

	Internet Commerce 1.17%
140,418	Corillian Corporation	546,226

	Medical Devices & Equipment 11.34%
87,184	ATS Medical, Inc.	216,217
24,143	Applied Imaging Corporation (a)	44,664
107,845	Cardica, Inc.	848,740
9,771	Given Imaging, Ltd. (Israel)	225,710
23,957	Laserscope, Inc.	566,583
12,400	Medwave, Inc.	44,640
27,919	Natus Medical Incorporated	572,340
84,157	Orthovita, Inc.	348,410
104,525	Precision Optics Corporation, Inc. (a)	37,106
34,220	Quidel Corporation	440,411
69,130	Regeneration Technologies, Inc.	539,905
88,596	Sonic Innovations, Inc. (a)	442,980
26,370	Vnus Medical Technologies, Inc.	200,148
551,240	World Heart Corporation (Canada) (a)	529,190
14,852	ev3, Inc.	263,029
		5,320,073

	Medical Instruments 1.17%
27,790	Caprius, Inc. (a)	47,938
85,812	Electro-Optical Sciences, Inc. (a)	499,426
		547,364

	Online Services 4.34%
112,358	The Knot, Inc. (a)	2,033,680

	Paper - Packaging 0.00%
47,850	Chase Packaging Corporation	-

	Practice Management 0.36%
14,460	IntegraMed America, Inc.	167,013

SPECIAL SITUATIONS FUND III, L.P.
 (A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2006

		Fair
Shares	Common Stocks (Continued)	Value

	Restaurant 1.26%
71,061	Buca, Inc.	$360,279
52,504	Monterey Gourmet Foods, Inc.	231,018
		591,297

	Retail 5.12%
13,511	1-800 CONTACTS, INC.	181,723
28,009	Bakers Footwear Group, Inc. (a)	604,994
40,702	Dover Saddlery, Inc. (a)	321,546
41,257	EZCORP, Inc.	1,217,907
46,246	Odimo Incorporated (a)	74,919
		2,401,089

	Semiconductor 0.41%
28,679	CEVA, Inc.	190,142

	Semiconductor Equipment 3.56%
13,399	Aviza Technology, Inc.	57,080
40,724	HI/FN, Inc.	317,647
79,667	Integral Vision, Inc.	143,401
2,846	Nanometrics Incorporated	39,417
109,247	Nova Measuring Instruments, Ltd. (Israel) (a)	217,402
662,086	Tegal Corporation (a)	344,284
73,711	Ultra Clean Holdings, Inc.	552,832
		1,672,063

	Services 1.72%
47,130	Collectors Universe, Inc. (a)	659,349
13,646	OPNET Technologies, Inc.	146,285
		805,634

	Specialty Pharmaceuticals 0.72%
20,852	Advanced Life Sciences Holdings, Inc.	69,646
36,766	Critical Therapeutics, Inc.	187,139
12,897	Indevus Pharmaceuticals, Inc.	79,961
		336,746

	Technology - Miscellaneous 2.80%
65,447	iPass, Inc.	524,230
87,284	Intermap Technologies Corp. (Canada)	427,692
66,407	Kintera, Inc.	97,618
328,761	Supercom, Ltd. (Israel)	264,653
		1,314,193

	Telecom Equipment 1.70%
54,044	COMARCO, Inc. (a)	617,723
84,268	Peco II, Inc.	180,333
		798,056

SPECIAL SITUATIONS FUND III, L.P.
 (A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2006

		Fair
Shares	Common Stocks (Continued)	Value

	Telecom Services 1.58%
37,767	SpectraLink Corporation	$473,976
34,733	WPCS International Incorporated (a)	269,181
		743,157

	Therapeutics 0.14%
11,719	Dyax Corp.	67,970

	Transportation 0.30%
37,100	Railpower Technologies Corporation	142,835

	Total Common Stocks 83.42%	39,125,584

		Fair
Shares	Preferred Stocks	Value

	Business Services 0.26%
24	UTIX Group, Inc. (Restricted)	$120,000

	Computer Services - Software 0.36%
42,750	Strong Technical, Inc. (Restricted)	171,000

	Data Security 0.54%
100,739	Verdasys, Inc. Series B convertible (Restricted)	254,668

	Electronic - Display 0.52%
549,484	E Ink Corporation (Restricted)	241,773

	Medical Instruments 0.04%
1,612	Caprius, Inc.	20,005

	Transportation 0.10%
26,281	Velocity Express Corporation 6% convertible	46,517

	Total Preferred Stocks 1.82%	853,963

Principal		Fair
Amount	Corporate Bonds	Value

	Computer Peripherals 0.81%
$306,246	Immersion Corporation 5% convertible, due 12/22/09	$378,306

	Computer Services - Software 0.02%
11,000	Primal Solutions, Inc. 5%, due 3/31/08	11,000
€ 2,100,000	Titus Interactive 2%, due 7/1/05 (France)	-
		11,000

	Computer Systems 0.67%
$151,108	3D Systems Corporation 6% convertible, due 11/30/13	317,100

	Consumer Products 0.26%
120,886	Rockford Corporation 4.5% convertible, due 6/11/09 (a)	120,886

	Total Corporate Bonds 1.76%	827,292

SPECIAL SITUATIONS FUND III, L.P.
 (A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2006

		Fair
Warrants	Warrants	Value

	Biotechnology 0.19%
33,316	Alliance Pharmaceutical Corp. 10/30/06	$333
10,074	Isis Pharmaceutical, Inc. 8/23/10	46,844
96,038	La Jolla Pharmaceutical Company 12/14/10 (Restricted)	28,811
3,847	Metabasis Therapeutics, Inc. 9/30/10	14,003
		89,991

	Biotechnology - Drug Delivery 0.00%
32,134	Aradigm Corporation 3/10/07	964
16,790	Aradigm Corporation 11/10/07	168
		1,132

	Business Services 0.00%
1,500,000	UTIX Group, Inc. 1/13/11	-

	Communication Equipment - Software 0.04%
47,275	ION Networks, Inc. 2/14/07 (a)	945
92,443	ION Networks, Inc. 3/31/10 (a)	8,320
20,148	MetaSolv, Inc. 10/27/10 (Restricted)	10,275
91,874	Vertical Communications, Inc. 9/30/06 (a)	919
9,523	Vertical Communications, Inc. 9/28/15 (Restricted) (a)	-
3,614	Vertical Communications, Inc. 12/16/08 (Restricted) (a)	-
		20,459

	Communication Products - Equipment 0.05%
4,663	Superconductor Technologies, Inc. 3/10/07	-
34,453	Superconductor Technologies, Inc. 9/26/07	-
59,336	Tut Systems, Inc. 7/22/10	23,744
		23,744

	Computer Peripherals 0.07%
6,105	Cambridge Display Technology, Inc. 12/22/10 (United Kingdom)	15,384
6,538	Immersion Corporation 12/23/09	17,195
		32,579

	Computer Services - Software 0.01%
805,910	LocatePlus Holding Corporation 7/8/10 (Restricted)	-
55,000	Primal Solutions, Inc. 3/31/11 (Restricted)	-
21,375	Strong Technical, Inc. (Restricted)	-
74,914	Unify Corporation 4/26/09 (a)	5,244
		5,244

	Computer Systems 0.28%
134,321	Adept Technology, Inc. 11/18/08 (a)	130,291

	Consumer Products 0.02%
5,713	Rockford Corporation 6/11/09	9,883

	Consumer Services 0.00%
187,557	OneTravel Holdings, Inc. 4/14/10 (Restricted) (a)	-

SPECIAL SITUATIONS FUND III, L.P.
 (A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2006

		Fair
Warrants	Warrants (Continued)	Value

	Diagnostics 0.14%
6,100	Solexa, Inc. 11/23/10	$28,609
7,787	Solexa, Inc. 1/18/11	36,832
		65,441

	Electronic Components 0.02%
14,450	American Technology Corporation 7/18/09	10,115

	Electronic Equipment 0.14%
57,087	Iteris Holdings, Inc. B 8/16/07 (a)	65,079

	Electronic Semiconductor 0.05%
6,447	ParkerVision, Inc. 3/10/10	25,143

	Energy - Technology 0.00%
10,692	Arotech Corporation 6/30/08	534
4,680	Arotech Corporation 12/31/08	234
		768

	Information Services 0.02%
48,355	Guideline, Inc. 5/10/09 (a)	7,737

	Medical Devices & Equipment 0.02%
21,647	Applied Imaging Corporation 7/29/06 (a)	-
9,210	Orthovita, Inc. 6/26/08	5,434
3,826	SpectRx, Inc. 6/13/06	38
536,190	World Heart Corporation 9/22/08 (Canada) (a)	5,362
		10,834

	Medical Information Systems 0.00%
177,300	LifeRate Systems, Inc. 11/14/07 (a)	-

	Medical Instruments 0.02%
222,320	Caprius, Inc. 2/15/10 (a)	7,225
4,477	Caprius, Inc. 2/16/11 (a)	-
		7,225

	Semiconductor Equipment 0.04%
60,250	Tegal Corporation 7/14/10 (a)	3,615
270,793	Tegal Corporation 9/19/10 (a)	16,248
16,622	Trikon Technologies 10/22/07	-
		19,863

	Technology - Miscellaneous 0.19%
75,316	Intermap Technologies Corp. 3/17/08 (Canada)	57,240
90,990	Supercom, Ltd. 12/9/10 (Israel) (Restricted) (a)	32,756
		89,996

SPECIAL SITUATIONS FUND III, L.P.
 (A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2006

			Fair
Warrants		Warrants (Continued)	Value

		Telecom Services 0.24%
12,152		GoAmerica, Inc. 12/19/08	$-
705,171		WPCS International Incorporated 11/16/09 (a)	112,827
			112,827

		Telecommunications 0.00%
6,431		Q Comm International, Inc. 6/24/08	1,607

		Therapeutics 0.14%
12,868		Critical Therapeutics, Inc. 6/6/10	13,897
47,506		Memory Pharmaceuticals Corp. 9/22/10 (a)	52,251
			66,148

		Total Warrants 1.70%	796,106

		TOTAL INVESTMENTS (cost $30,456,857) 88.70%	$41,602,945

			Fair
Shares		Securities Sold Short	Value

		Consumer Services 0.11%
1,600		Kenexa Corporation	$49,200

		TOTAL SECURITIES SOLD SHORT (proceeds $48,608) 0.10%	$49,200

	(a)	Affiliated issuer under the Investment Company Act of 1940, inasmuch
		as the Fund owns more than 5% of the voting securities of the issuer.

		All percentages are relative to Partners' Capital.

		All securities are non-income producing except for 3D Systems Corporation,
		Chitaly Holdings Limited, CryptoLogic, Inc., Frequency Electronics, Inc.,
		Immersion Corporation, LocatePlus Holdings Corporation, Primal Solutions, Inc.,
		Printronix, Inc., Rockford Corporation, Spectralink Corporation, Stellent, Inc.,
		Velocity Express Corporation and World Heart Corporation.

SPECIAL SITUATIONS FUND III, L.P.
 (A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2006

		% of
		Partners'
Industry Concentration	Total	Capital

Aerospace	$72,821	0.16
Automotive Components	1,188,325	2.53
Biotechnology	3,642,339	7.77
Biotechnology - Drug Delivery	1,132	0.00
Building Materials	192,901	0.41
Business Services	120,000	0.26
Casino - Services	65	0.00
Communication Equipment - Software	1,324,921	2.82
Communication Products - Equipment	1,253,320	2.67
Computer Equipment	350,420	0.75
Computer Peripherals	892,591	1.90
Computer Services - Software	3,679,896	7.85
Computer Systems	1,871,382	3.99
Consumer Products	130,769	0.28
Consumer Services	(2,166)	0.00
Data Security	462,316	0.99
Diagnostics	314,879	0.67
Electronic Components	1,274,978	2.72
Electronic - Display	241,773	0.52
Electronic Equipment	438,951	0.94
Electronic Instruments	983,486	2.10
Electronic Semiconductor	605,809	1.29
Energy - Oil and Gas	409,668	0.87
Energy - Technology	575,334	1.23
Entertainment	438,143	0.93
Gold Mining	252,809	0.54
Healthcare Services	496,122	1.06
Healthcare - Specialized Products & Services	342,725	0.73
Housing - Construction	841,191	1.79
Household Furniture - Appliances	105,272	0.22
Information Services	296,546	0.63
Insurance	702,467	1.50
Internet Commerce	546,226	1.16
Medical Devices & Equipment	5,330,907	11.37
Medical Information Systems	-	0.00
Medical Instruments	574,594	1.23
Online Services	2,033,680	4.34
Paper - Packaging	-	0.00

SPECIAL SITUATIONS FUND III, L.P.
 (A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2006

		% of
		Partners'
Industry Concentration (Continued)	Total	Capital

Practice Management	$167,013	0.36
Restaurant	591,297	1.26
Retail	2,401,089	5.12
Semiconductor	190,142	0.41
Semiconductor Equipment	1,691,926	3.61
Services	805,634	1.72
Specialty Pharmaceuticals	336,746	0.72
Technology - Miscellaneous	1,404,189	2.99
Telecom Equipment	798,056	1.70
Telecom Services	855,984	1.82
Telecommunications	1,607	0.00
Therapeutics	134,118	0.29
Transportation	189,352	0.40

TOTAL PORTFOLIO	$41,553,745	88.59%

Item 2.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By: __/s/ Austin Marxe_______________
Austin Marxe, Principal Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _/s/ Austin Marxe_______________________
Austin Marxe, Principal Executive Officer

Date: May 30, 2006

By: __/s/Rose M. Carling ______________
Rose M. Carling, Principal Financial Officer

Date: May 30, 2006